INCOME TAXES (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
Feb. 03, 2013
Operating loss carry forward disclosures
Restriction in utilization of carry forwards, change in ownership percentage	50.00%
Restriction in utilization of carryforwards, ownership change over period of time	3 years
U.S. federal
Operating loss carry forward disclosures
Tax-effected net operating loss carry forward	$ 636
State
Operating loss carry forward disclosures
Tax-effected net operating loss carry forward	$ 158